Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations (Details Text) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations [Abstract]
Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations	R$ 10
Income from the reversal of the provision for impairment of properties	16
Constitution of a provision for losses on other values and assets and revenue	34
Sale of assets received in the credit recovery processes with customers		R$ 104
Sale Of Assets Received In The Recovery Of Credits With Clients	R$ 78
Provisions for devaluations on real estate		R$ 272